Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Profit for the period, net of tax	$ 13,273	$ 11,343
Adjustments for:
Depreciation and amortization	2,942	2,903
Share-based payments expense	390	1,044
Income from share and put option forfeiture and cancellation	(3,964)	(159)
Share of loss of equity-accounted associates		515
Impairment loss on trade and loan receivables and change in fair value of loans receivable	2,073	4,296
Change in fair value of share warrant obligations and other financial instruments	(265)	(10,547)
Change in fair value of other investments	1,002	(564)
Unwinding of discount on the put option liability	129	204
Trade and loan receivables write-off	41	50
Interest income	(1,059)	(2,009)
Interest expense	40	22
Dividend income	(662)	(469)
Foreign exchange loss	2,582	1,595
Income tax expense	1,864	1,074
Total cash flows from operations before changes in working capital	18,386	9,298
Changes in working capital:
Decrease in deferred platform commissions	853	11,485
Increase/(decrease) in deferred revenue	3,454	(20,366)
(Increase)/decrease in trade and other receivables	(1,029)	2,393
Decrease in trade and other payables	(8,321)	(2,631)
Cash flows from (used in) operations	(5,043)	(9,119)
Income tax paid	(1,647)	(265)
Net cash flows generated from/(used in) operating activities	11,696	(86)
Investing activities
Acquisition of intangible assets		(20)
Acquisition of property and equipment	(138)	(211)
Acquisition of right-of-use assets	(11)	(169)
Investments in equity accounted associates		(515)
Loans granted	(2,569)	(447)
Proceeds from repayment of loans	164	470
Acquisition of other investments	(62,614)	(53,640)
Proceeds from redemption of investments	75,166	35,546
Interest received	66	169
Dividends received	662	469
Net cash flows generated from/(used in) investing activities	10,726	(18,348)
Financing activities
Payments of lease liabilities	(399)	(765)
Interest on lease	(40)	(22)
Buy-back of the shares resulted from Tender offer	(33,109)
Payments from exercise of put option liability of Cubic Games Studio Ltd's previous shareholders	(10,160)
Net cash flows used in financing activities	(43,708)	(787)
Net decrease in cash for the period	(21,286)	(19,221)
Cash at the beginning of the period	71,798	86,774
Effect of changes in exchange rates on cash held	240	1,028
Cash at the end of the period	$ 50,752	$ 68,581